Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	9 Months Ended	12 Months Ended
	Feb. 20, 2014	Sep. 30, 2014	Dec. 31, 2013	Feb. 19, 2013
February 2019 [Member] | Extended Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Credit facility amount	$ 405
Term Loan B [Member]
Subsequent Event [Line Items]
Credit facility amount				1,775
Term Loan B [Member] | Extended Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Senior Secured Leverage Ratio		1.00
Revolver Credit Facility [Member]
Subsequent Event [Line Items]
Senior Secured Leverage Ratio		1.0	3.0
Incremental revolving commitments	53
Credit facility amount				352
Revolver Credit Facility [Member] | February 2019 [Member]
Subsequent Event [Line Items]
Credit facility amount		370
Revolver Credit Facility [Member] | Repricing Amendments [Member]
Subsequent Event [Line Items]
Revolving commitment under agreement revised	317
Subsequent Event [Member] | February 2019 [Member] | Extended Revolving Credit Facility [Member]
Subsequent Event [Line Items]
Credit facility amount	405
Subsequent Event [Member] | Term Loan B [Member] | Senior Secured Credit [Member]
Subsequent Event [Line Items]
Senior Secured Leverage Ratio	3.25
Repricing Premium	1.00%
Subsequent Event [Member] | Term Loan B [Member] | Senior Secured Credit [Member] | Eurocurrency Borrowings [Member]
Subsequent Event [Line Items]
Debt variable rate	3.25%
Floor rate	1.00%
Subsequent Event [Member] | Term Loan B [Member] | Senior Secured Credit [Member] | Base Rate
Subsequent Event [Line Items]
Debt variable rate	2.25%
Floor rate	2.00%
Subsequent Event [Member] | Term Loan B [Member] | Senior Secured Credit [Member] | Senior Secured Leverage Ratio Less Than or Equal To 3.25 to1 [Member] | Eurocurrency Borrowings [Member]
Subsequent Event [Line Items]
Applicable margin reduction	3.00%
Subsequent Event [Member] | Term Loan B [Member] | Senior Secured Credit [Member] | Senior Secured Leverage Ratio Less Than or Equal To 3.25 to1 [Member] | Base Rate
Subsequent Event [Line Items]
Applicable margin reduction	2.00%
Subsequent Event [Member] | Revolver Credit Facility [Member]
Subsequent Event [Line Items]
Incremental revolving commitments	53
Credit facility amount	352
Subsequent Event [Member] | Revolver Credit Facility [Member] | Repricing Amendments [Member]
Subsequent Event [Line Items]
Revolving commitment under agreement revised	$ 317